Income Taxes and Tax Receivable Agreement - Schedule of Income Taxes Paid (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2023	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal	$ 0			$ 1,630	$ 0
Total income tax paid	204	$ 0	$ 0	2,488	598
TX [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
State taxes	$ 204			758	$ 598
Other State [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
State taxes				$ 100